Portfolio of Investments (unaudited)

As of January 31, 2021

Aberdeen Income Credit Strategies Fund

Principal Amount (000) or Shares		Description	Value (US$)

BANK LOANS—1.6%
NORWAY—1.2%
EUR	2,000	Silk Bidco AS, Zero Coupon, 06/11/2023	$2,286,521

UNITED KINGDOM—0.4%
EUR	250	Froneri International Ltd., 5.75%, 01/31/2028	304,904
USD	526	Froneri International Ltd., 5.87%, 01/31/2028	527,973
			832,877
UNITED STATES—0.0%
USD	4,000	La Paloma Generating Co., LLC, Zero Coupon, 02/20/2021 (a)(b)(c)(d)	—
		Total Bank Loans — 1.6% (cost $6,841,232)	3,119,398

CORPORATE BONDS—132.1%
ARGENTINA—0.7%
USD	1,000	Telecom Argentina SA, 6.50%, 03/01/2021 (e)(f)	930,010
USD	620	Telecom Argentina SA, 8.00%, 07/18/2023 (e)(f)	539,400
			1,469,410
AUSTRALIA—0.6%
USD	972	Mineral Resources Ltd., 8.13%, 05/01/2022 (e)(f)	1,077,705

BERMUDA—1.3%
USD	2,379	Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc., 7.63%, 10/15/2022 (e)(f)(g)	2,551,997

CANADA—2.6%
USD	2,995	Husky III Holding Ltd., 13.00%, 03/01/2021 (e)(f)(g)	3,234,600
USD	1,875	Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 04/15/2021 (e)(f)	1,906,912
			5,141,512
CHINA—3.8%
USD	3,655	China Evergrande Group, 9.50%, 04/11/2022 (e)	3,472,220
GBP	3,031	Kingdee International Software Group Co. Ltd., 11.00%, 12/06/2023	4,097,127
			7,569,347
DENMARK—1.1%
USD	2,000	DKT Finance ApS, 9.38%, 02/08/2021 (e)(f)	2,068,800
			2,068,800
FRANCE—6.0%
EUR	650	Constantin Investissement 3 SASU, 5.38%, 02/08/2021 (e)(f)	798,462
EUR	3,017	La Financiere Atalian SASU, 5.13%, 05/15/2021 (e)(f)	3,459,704
GBP	2,000	La Financiere Atalian SASU, 6.63%, 05/15/2021 (e)(f)	2,583,341
EUR	2,893	Newco GB SAS, 8.00%, 02/08/2021 (e)(f)(g)	3,427,324
EUR	1,500	Novafives SAS, 5.00%, 06/15/2021 (e)(f)	1,551,826
			11,820,657
GEORGIA—0.3%
USD	526	Bank of Georgia JSC, (fixed rate to 06/28/2024, variable rate thereafter), 11.13%, 06/28/2024 (e)(h)	562,820

GERMANY—4.6%
EUR	3,000	Consus Real Estate AG, 9.63%, 05/15/2021 (e)(f)	3,891,853
GBP	1,600	Deutsche Bank AG, (fixed rate to 04/30/2026, variable rate thereafter), 7.13%, 04/30/2026 (e)(h)	2,208,770

See Notes to Portfolio of Investments.

Aberdeen Income Credit Strategies Fund

Portfolio of Investments (unaudited) (continued)

As of January 31, 2021

Aberdeen Income Credit Strategies Fund

Principal Amount (000) or Shares		Description	Value (US$)

CORPORATE BONDS (continued)
EUR	2,258	HT Troplast GmbH, 9.25%, 07/15/2022 (e)(f)	$3,023,805
			9,124,428
IRELAND—0.9%
USD	1,730	Cimpress PLC, 7.00%, 06/15/2021 (e)(f)	1,812,867
			1,812,867
ITALY—2.6%
EUR	2,000	Banca Monte dei Paschi di Siena SpA, 10.50%, 07/23/2029 (e)	3,048,582
EUR	1,972	Banca Monte dei Paschi di Siena SpA, (fixed rate to 01/18/2023, variable rate thereafter), 5.38%, 01/18/2023 (e)(f)	2,072,442
			5,121,024
JAMAICA—1.0%
USD	2,014	Digicel Group 0.5 Ltd., 10.00%, 02/12/2021 (f)(g)	1,893,278

JAPAN—2.4%
USD	4,750	SoftBank Group Corp., (fixed rate to 07/19/2023, variable rate thereafter), 6.00%, 07/19/2023 (e)(h)	4,643,125

LUXEMBOURG—16.6%
USD	5,000	Altice France Holding SA, 10.50%, 05/15/2022 (e)(f)	5,606,250
GBP	3,214	Garfunkelux Holdco 3 SA, 7.75%, 11/01/2022 (e)(f)	4,498,694
EUR	5,272	Kleopatra Holdings 1 SCA, 8.50%, 02/08/2021 (e)(f)(g)	6,451,539
EUR	2,735	LHMC Finco 2 Sarl, 7.25%, 04/02/2021 (e)(f)(g)	2,727,021
EUR	5,150	Monitchem HoldCo 2 SA, 9.50%, 09/15/2022 (e)(f)	6,717,989
EUR	5,226	Summer BC Holdco A Sarl, 9.25%, 10/31/2022 (e)(f)	6,738,521
			32,740,014
MEXICO—3.7%
USD	4,200	Petroleos Mexicanos, 6.49%, 11/23/2026 (f)	4,320,750
USD	1,500	Sixsigma Networks Mexico SA de CV, 7.50%, 05/02/2021 (e)(f)	1,342,500
USD	2,000	Unifin Financiera SAB de CV, (fixed rate to 01/29/2025, variable rate thereafter), 8.88%, 01/29/2025 (e)(h)	1,540,020
			7,203,270
NETHERLANDS—6.4%
EUR	2,400	Sigma Holdco BV, 5.75%, 05/15/2021 (e)(f)	2,825,883
EUR	1,192	Stichting AK Rabobank Certificaten, 6.50%, 12/29/2049 (e)(h)	1,898,359
EUR	2,779	Summer BidCo BV, 9.00%, 05/15/2021 (e)(f)(g)	3,462,888
EUR	3,594	Summer BidCo BV, 9.00%, 05/15/2021 (e)(f)(g)	4,454,029
			12,641,159
NIGERIA—1.6%
USD	2,860	IHS Netherlands Holdco BV, 8.00%, 09/18/2022 (e)(f)	3,063,775

NORWAY—1.0%
EUR	1,650	B2Holding ASA, 6.35%, 05/28/2022 (e)(f)(i)	2,052,416

SOUTH AFRICA—0.8%
USD	1,500	Liquid Telecommunications Financing PLC, 8.50%, 02/08/2021 (e)(f)	1,533,930

SPAIN—1.5%
EUR	2,600	Tendam Brands SAU, 5.00%, 02/08/2021 (e)(f)	2,934,363

See Notes to Portfolio of Investments.

Aberdeen Income Credit Strategies Fund

Portfolio of Investments (unaudited) (continued)

As of January 31, 2021

Aberdeen Income Credit Strategies Fund

Principal Amount (000) or Shares		Description	Value (US$)

CORPORATE BONDS (continued)
TURKEY—0.5%
USD	983	Yapi ve Kredi Bankasi, (fixed rate to 01/22/2026, variable rate thereafter), 7.88%, 01/22/2026 (e)(f)	$1,006,812

UKRAINE—1.7%
USD	3,000	Metinvest BV, 8.50%, 01/23/2026 (e)(f)	3,338,160

UNITED KINGDOM—32.3%
GBP	1,023	AA Bond Co. Ltd., 6.50%, 01/31/2023 (e)(f)	1,424,791
GBP	4,473	Bracken MidCo1 PLC, 8.88%, 03/01/2021 (e)(f)(g)	6,223,302
GBP	882	Cabot Financial Luxembourg SA, 7.50%, 02/08/2021 (e)(f)	1,229,735
GBP	2,329	Co-Operative Group Ltd., 11.00%, 12/18/2025	3,925,251
GBP	5,100	Dignity Finance PLC, 4.70%, 12/31/2049 (e)(j)	5,574,862
USD	10,106	EnQuest PLC, 7.00%, 02/08/2021 (e)(g)	7,579,059
GBP	1,000	Galaxy Finco Ltd., 9.25%, 07/17/2022 (e)(f)	1,435,232
USD	1,700	Jaguar Land Rover Automotive PLC, 4.50%, 07/01/2027 (e)(f)	1,649,395
GBP	4,500	Matalan Finance PLC, 6.75%, 03/01/2021 (e)(f)	4,932,541
USD	4,000	Motion Bondco DAC, 6.63%, 11/15/2022 (e)(f)	3,994,080
GBP	2,000	Provident Financial PLC, 8.25%, 06/04/2023 (e)	2,788,804
GBP	5,040	Very Group Funding PLC, 7.75%, 03/01/2021 (e)(f)	7,027,509
GBP	7,000	Virgin Money UK PLC, (fixed rate to 12/08/2022, variable rate thereafter), 8.00%, 12/08/2022 (e)(h)	9,788,819
GBP	4,900	Voyage Care BondCo PLC, 10.00%, 03/01/2021 (e)(f)	5,988,604
			63,561,984
UNITED STATES—37.0%
USD	3,805	99 Escrow Issuer, Inc., 7.50%, 01/15/2023 (b)(e)(f)	3,692,296
USD	2,023	Adams Homes, Inc., 7.50%, 02/15/2022 (e)(f)	2,139,322
USD	1,087	Adient US LLC, 9.00%, 04/15/2022 (e)(f)	1,216,081
USD	1,331	Aethon United BR LP / Aethon United Finance Corp., 8.25%, 02/15/2023 (e)(f)	1,360,948
USD	2,139	Affinity Gaming, 6.88%, 12/01/2023 (e)(f)	2,245,950
USD	2,581	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 02/01/2024 (e)(f)	2,626,710
USD	1,904	Austin BidCo, Inc., 7.13%, 12/15/2023 (e)(f)	1,973,020
EUR	4,200	Banff Merger Sub, Inc., 8.38%, 09/01/2021 (e)(f)	5,358,614
USD	324	Carnival Corp., 7.63%, 03/01/2024 (e)(f)	342,630
USD	1,967	CCM Merger, Inc., 6.38%, 11/01/2022 (e)(f)	2,085,020
USD	1,200	Colgate Energy Partners III LLC, 7.75%, 02/15/2024 (e)(f)	1,146,000
USD	2,006	Comstock Resources, Inc., 9.75%, 08/15/2021 (f)	2,136,390
USD	2,329	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 02/01/2024 (e)(f)	2,243,607
USD	1,325	DISH Network Corp., 3.38%, 08/15/2026 (k)	1,221,773
USD	2,000	Dresdner Funding Trust I, 8.15%, 06/30/2029 (e)(f)	2,935,000
USD	691	Ford Motor Co., 9.00%, 03/22/2025 (f)	842,156
USD	138	Ford Motor Co., 9.63%, 01/22/2030 (f)	195,572
USD	1,375	FXI Holdings, Inc., 7.88%, 03/01/2021 (e)(f)	1,392,187
USD	1,225	FXI Holdings, Inc., 12.25%, 11/15/2022 (e)(f)	1,382,719
USD	3,746	General Motors Financial Co., Inc., (fixed rate to 09/30/2027, variable rate thereafter), 5.75%, 09/30/2027 (h)	3,950,157
USD	1,319	Macy's, Inc., 8.38%, 06/15/2022 (e)(f)	1,460,792
USD	1,375	Moss Creek Resources Holdings, Inc., 7.50%, 03/01/2021 (e)(f)	1,164,309
USD	548	Moss Creek Resources Holdings, Inc., 10.50%, 05/15/2022 (e)(f)	479,500
USD	721	NCL Corp. Ltd., 5.88%, 12/15/2025 (e)(f)	713,343
USD	1,181	NCL Corp. Ltd., 10.25%, 08/01/2023 (e)(f)	1,369,960
USD	2,250	New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/2023 (e)(f)	2,503,125
USD	3,736	Photo Holdings Merger Sub, Inc., 8.50%, 10/01/2022 (e)(f)	3,941,480

See Notes to Portfolio of Investments.

Aberdeen Income Credit Strategies Fund

Portfolio of Investments (unaudited) (continued)

As of January 31, 2021

Aberdeen Income Credit Strategies Fund

Principal Amount (000) or Shares		Description	Value (US$)

CORPORATE BONDS (continued)
USD	6,649	Qwest Capital Funding, Inc., 6.88%, 07/15/2028	$7,180,920
USD	1,070	Qwest Capital Funding, Inc., 7.75%, 02/15/2031	1,177,000
USD	5,920	Staples, Inc., 10.75%, 04/15/2022 (e)(f)	5,741,512
USD	4,720	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.50%, 03/01/2021 (e)(f)	4,826,200
USD	1,691	Townsquare Media, Inc., 6.88%, 02/01/2023 (e)(f)	1,745,957
			72,790,250
ZAMBIA—1.1%
USD	2,151	First Quantum Minerals Ltd., 6.88%, 03/01/2021 (e)(f)	2,239,729
		Total Corporate Bonds — 132.1% (cost $249,167,072)	259,962,832

COMMON STOCK—0.1%
UNITED STATES—0.1%
USD	9,723	California Resources Corp.	224,504
			224,504
		Total Common Stocks — 0.1% (cost $145,845)	224,504

EXCHANGE-TRADED FUND—5.8%
UNITED STATES—5.8%
USD	130,000	iShares iBoxx High Yield Corporate Bond ETF	11,306,100
			11,306,100
		Total Exchange-Traded Funds — 5.8% (cost $11,005,201)	11,306,100

WARRANT—0.0%
UNITED STATES—0.0%
USD	22,363	California Resources Corp.	87,887
			87,887
		Total Warrants — —% (cost $—)	87,887
		Total Investments — 139.6% (cost $267,159,350)	274,700,721
		Liabilities in Excess of Other Assets — (39.6)%	(77,905,004)
		Net Assets—100.0%	$196,795,717

(a)	Non-Income Producing Security.
(b)	Level 3 security. See Note (a) of the accompanying Notes to Portfolio of Investments.
(c)	Security is in default.
(d)	Escrow Security.
(e)	Denotes a security issued under Regulation S or Rule 144A.
(f)	The maturity date presented for these instruments represents the next call/put date.
(g)	Payment-in-kind. This is a type of bond that pays interest in additional bonds rather than in cash.
(h)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(i)	Variable Rate Instrument. The rate shown is based on the latest available information as of January 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(j)	Sinkable security.
(k)	Convertible Bond

EUR—Euro Currency
GBP—British Pound Sterling
USD—U.S. Dollar

See Notes to Portfolio of Investments.

Aberdeen Income Credit Strategies Fund

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2021

Aberdeen Income Credit Strategies Fund

At January 31, 2021, the Fund's open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Depreciation
British Pound/United States Dollar
02/25/2021	Citibank N.A.	GBP	2,252,000	USD	3,095,379	$3,085,926	$(9,453)
						$3,085,926	$(9,453)

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
02/25/2021	Citibank N.A.	USD	1,400,180	GBP	1,023,000	$1,401,821	$(1,641)
02/25/2021	Royal Bank of Canada (Uk)	USD	66,551,007	GBP	48,461,000	66,406,325	144,682
United States Dollar/Euro
02/25/2021	Royal Bank of Canada (Uk)	USD	77,880,410	EUR	63,973,000	77,673,211	207,199
						$145,481,357	$350,240

* Certain contracts with different trade dates and like characteristics have been shown net.

See Notes to Portfolio of Investments.

Aberdeen Income Credit Strategies Fund

Notes to Portfolio of Investments (unaudited)

January 31, 2021

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Fund’s investment adviser generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower or higher prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

Derivative instruments are valued at fair value. Exchange traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12- month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which they trade closed before the “Valuation Time”), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs. The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Aberdeen Income Credit Strategies Fund